Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share - shares	5 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Successor [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	17,018,652
Predecessor [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares		30,664,605
Conversion of convertible preferred stock issued and outstanding [Member] | Successor [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	1,054,100
Conversion of convertible preferred stock issued and outstanding [Member] | Predecessor [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares		27,920,467
Conversion of convertible preferred stock underlying convertible preferred stock warrants [Member] | Successor [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	237,400
Conversion of convertible preferred stock underlying convertible preferred stock warrants [Member] | Predecessor [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares		1,849,638
Exercise of common warrants into common stock [Member] | Successor [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	10,160,249
Exercise of common warrants into common stock [Member] | Predecessor [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares
Common stock reserved for employee stock option plan (ESPP) [Member] | Successor [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	527,182
Common stock reserved for employee stock option plan (ESPP) [Member] | Predecessor [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares
Common stock underlying outstanding options [Member] | Successor [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares	5,039,721
Common stock underlying outstanding options [Member] | Predecessor [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Total antidilutive shares		894,500